Note 29 - Supplemental Disclosures of Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
	2017	2016	2015
Income taxes paid (refunds received)	585	596	159
Interest paid	41	41	43
Interest received	7	4	7

Non-cash transactions:	2017	2016	2015
Capital lease obligations incurred	484	285	105